Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Business Acquisition [Line Items]
Accrued advertising expense	¥ 1,101,844		¥ 1,191,189
Accrued shipping and handling expenses	1,440,908		1,642,964
Amounts received on behalf of third-party merchants (Note a)	2,305,545		1,968,213
Accrued payroll and social benefits	685,021		790,406
Deposits from vendors	587,339		562,916
Income tax payables	558,515		646,677
Other tax payables (Note b)	444,836		424,699
Accrued rental expenses	64,436		80,338
Accrued administrative expenses	339,262		425,236
Refund liability (Note c)	510,655		494,796
Cash-settled share-based compensation (Note 24(c))	1,258,189		999,055
Loan from non-controlling interests shareholders (Note d)	206,000		144,300
Others	160,871		189,660
Total	¥ 9,663,421	$ 1,323,882	¥ 9,560,449
Period of unconditional right of return	7 days